IMPAIRMENT	12 Months Ended
Dec. 31, 2019
IMPAIRMENT
IMPAIRMENT

5) IMPAIRMENT

a) Impairment of PP&E

There was no impairment recorded for the years ended December 31, 2019, 2018 and 2017.

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2019, 2018 and 2017:

			U.S. Henry
	WTI Crude Oil	Edm Light Crude	Hub Gas	Exchange Rate
Period	US$/bbl	CDN$/bbl	US$/Mcf	US$/CDN
2019	$55.85	$66.73	$2.58	1.33
2018	65.56	69.58	3.10	1.28
2017	51.34	63.57	2.98	1.30

b) Impairment of Goodwill

Enerplus recorded goodwill impairment of $451.1 million on its Canadian reporting unit for the period ended December 31, 2019. The impairment was due to the carrying value of the Canadian reporting unit exceeding its fair value as a result of the cumulative impact of Canadian asset divestments, the shut-in of uneconomic natural gas production in Canada and lower forecasted commodity prices. The estimated fair value of the Canadian reporting unit for the goodwill impairment test was based on the discounted after-tax cash flows associated with the proved and probable reserves of the reporting unit. Other changes in goodwill relate to the impact of foreign exchange movements on U.S. dollar denominated goodwill balances. At December 31, 2019, goodwill consisted entirely of US$149.4 million related to Enerplus’ U.S. reporting unit. There was no goodwill impairment for the years ended December 31, 2018 and 2017.